Target Asset Allocation Percentages (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Large-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 60%	Not to exceed 60%
SMID-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 20%	Not to exceed 20%
International equity securities
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 15%	Not to exceed 15%
Fixed income investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 40%	Not to exceed 40%
Alternative investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 20%	Not to exceed 20%